Fully Benefit-Responsive Investment Contract	12 Months Ended
Mar. 31, 2025
EBP 001
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Fully Benefit-Responsive Investment Contract

4. Fully Benefit-Responsive Investment Contract

In fiscal year 2020, the Plan entered into a group annuity contract named Empower Investments Fixed Accounts with Empower Annuity Insurance Company of America ("EAICA"). The contract is a traditional investment contract. Under the contract, the participant principal and interest are fully guaranteed by the general account assets of EAICA. The investment strategy employed seeks to achieve consistent returns to support a competitive crediting rate. Bonds invested in the general account segment have an average maturity between three and seven years; are investment-grade in quality; and are diversified across a range of fixed-income asset classes such as asset-backed securities, mortgage-backed securities, commercial mortgage-backed securities, commercial mortgages, private equity, etc.

This contract meets the fully benefit-responsive investment contract criteria and therefore is reported at contract value. Contract value is the relevant measure for the fully benefit-responsive investment contracts because this is the amount received by the participant if they were to initiate permitted transactions under the terms of the Plan. Contract value represents contributions made under each contract, plus earnings, less participant withdrawals, and administrative expenses. The contract issuer is contractually obligated to repay the principal and interest at a specified interest rate that is guaranteed to the Plan.

The crediting rate is based on a formula established by the contract issuer but may not be less than zero percent. Each quarter an interest rate is established for new deposits received in that quarter and that interest rate is guaranteed for the remainder of the current calendar year. A renewal interest rate is then established each subsequent calendar year and is guaranteed for one calendar year. The contract does not have a maturity date.

The Plan’s ability to receive amounts due in accordance with the fully benefit-responsive investment contract is dependent upon the third-party issuer’s ability to meet its financial obligations. The issuer’s ability to meet its contractual obligations may be affected by future economic and regulatory developments.

Certain events might limit the ability of the Plan to transact at contract value with the contract issuer. Examples of such events include, but are not limited to the Plan’s failure to qualify under Section 401(a) of the Code or the failure of the trust to be tax-exempt under section 501(a) of the Code; premature termination of the contract; Plan terminations or merger; changes to the Plan’s prohibition or competing investment options; and bankruptcy of the Plan Sponsor or other events of the Sponsor, such as divestitures, that significantly affect the Plan’s normal operations.

No events are probable of occurring that might limit the ability of the Plan to transact at contract value with the contract issuer as that would limit the ability of the Plan to transact at contract value with the participants.